CONVERTIBLE DEBENTURES (Tables)	12 Months Ended
Mar. 31, 2026
Debt Disclosure [Abstract]
Schedule of convertible debentures [Table Text Block]
$
Balance, March 31, 2024	-
Additions from private placements, net of transaction costs	1,954,534
Accretion expense	509,871
Interest expense	293,675
Repayment	(971,407)
Effect of foreign exchange	(98,489)
Balance, March 31, 2025	1,688,184
Accretion expense	372,018
Interest expense	187,241
Repayment	(1,473,420)
Conversion to common shares	(103,544)
Effect of foreign exchange	62,159
Balance, March 31, 2026	732,638